SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and equipment
Useful life
Office equipment and furniture	5 years
Building	50 years
Transportation vehicles	5 years
Electronic equipment	5 years

Schedule of Revenue disaggregated
	December 31,	December 31,	December 31,
	2022	2021	2020
Year-end spot rate	US$1=RMB6.8972	US$1=RMB6.3640	US$1=RMB6.5250
Average rate	US$1=RMB6.7526	US$1=RMB6.4441	US$1=RMB6.8878